Warrants (Tables)	12 Months Ended
Dec. 31, 2024
Warrants
Schedule of black-scholes model

	December 09, 2022	December 31, 2023	December 31, 2023	December 31, 2024	December 31, 2024
	USD	USD	RMB	USD	RMB
Input
Share price	10.47	0.91	6.45	3.76	27.03
Risk-free interest rate	3.8%	3.95%	3.95%	4.26%	4.26%
Volatility	5.7%	5.7%	5.7%	59.5%	59.5%
Exercise price	11.50	11.50	81.45	2,300.00	16,533.32
Warrant life (yr)	4.97	3.92	3.92	2.92	2.92